SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments (as a percent)	10.00%		10.00%
Segment reporting Information
Goodwill	$ 200,064		$ 200,064		$ 200,064
Revenues from Mining Operations	433,691	347,456	845,759	585,039
Production Costs	212,754	166,573	411,321	284,800
Amortization	59,235	44,003	121,164	74,506
Exploration and Corporate Development	17,289	12,955	34,267	20,459
Foreign currency translation loss (gain)	2,713	(17,427)	16,778	(8,526)
Segment Income (Loss)	141,700	141,352	262,229	213,800
Interest and sundry income (loss)	(224)	93	24	153
Gain on sale of available-for-sale securities	420		4,814	346
Gain (Loss) on derivative financial instruments	981	6,395	2,332	7,162
General and administrative expenses	(24,122)	(23,240)	(59,274)	(51,670)
Provincial capital tax		(742)		(155)
Interest expense	(13,989)	(15,309)	(27,997)	(19,813)
Income before income, mining and federal capital taxes	104,766	108,549	182,128	149,823
Total Assets	5,641,656		5,641,656		5,500,351
Canada
Segment reporting Information
Revenues from Mining Operations	298,143	271,568	575,714	448,183
Production Costs	148,231	130,228	287,391	211,588
Amortization	45,870	33,088	92,971	53,449
Foreign currency translation loss (gain)	1,383	(13,836)	11,688	(3,677)
Segment Income (Loss)	102,659	122,088	183,664	186,823
Total Assets	3,995,585		3,995,585		4,172,997
Europe
Segment reporting Information
Revenues from Mining Operations	44,895	34,725	101,226	69,213
Production Costs	26,192	17,937	54,692	40,955
Amortization	5,509	6,176	12,777	13,290
Foreign currency translation loss (gain)	(76)	(4,025)	3,787	(4,687)
Segment Income (Loss)	13,270	14,637	29,970	19,655
Total Assets	717,718		717,718		679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	90,653	41,163	168,819	67,643
Production Costs	38,331	18,408	69,238	32,257
Amortization	7,856	4,739	15,416	7,767
Foreign currency translation loss (gain)	772	434	669	(162)
Segment Income (Loss)	43,694	17,582	83,496	27,781
Mexico
Segment reporting Information
Total Assets	684,807		684,807		619,263
Exploration
Segment reporting Information
Exploration and Corporate Development	17,289	12,955	34,267	20,459
Foreign currency translation loss (gain)	634		634
Segment Income (Loss)	(17,923)	(12,955)	(34,901)	(20,459)
Total Assets	243,546		243,546		28,833
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry income (loss)	224	93	24	153
Gain on sale of available-for-sale securities	420		4,814	346
Gain (Loss) on derivative financial instruments	981	6,395	2,332	7,162
General and administrative expenses	(24,122)	(23,240)	(59,274)	(51,670)
Provincial capital tax		(742)		(155)
Interest expense	(13,989)	(15,309)	(27,997)	(19,813)
Income before income, mining and federal capital taxes	104,766	108,549	182,128	149,823
Meliadine Mine Project
Segment reporting Information
Goodwill	$ 200,100		$ 200,100